COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 — COMMITMENTS AND CONTINGENCIES

Commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the office as of June 30, 2025 are payable as follows:

Contractual Obligations as of June 30, 2025	Payment Due by Period
	<1 year	1-3 years	Total
Operating lease payment	$463,064	$58,517	$521,581
Capital payment	$58,667	$940	$59,607
Total	$521,731	$59,457	$581,188

Contingencies

The Company may be involved in various legal proceedings, claims, and other disputes arising from the commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits, or claims as of June 30, 2025.